Investment Strategy	Jun. 23, 2026
Tradr 2X Short AAOI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AAOI. This may include AAOI stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of AAOI for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AAOI and/or investing directly in the common stock of AAOI. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AAOI is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AAOI. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AAOI. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AAOI stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AAOI, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of AAOI, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of AAOI over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAOI (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAOI). AAOI is assigned to the Telecommunications Equipment industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AAOI produces lasers, optical components, optical transceivers, and hybrid fiber-coaxial (“HFC”) networks, which are primarily used for datacenters, cable broadband, telecommunications, sensing, and fiber-to-the-home (“FTTH”). AAOI is headquartered in Sugar Land, Texas. As of June 8, 2026, AAOI had a market capitalization of $14.2 billion.

AAOI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AAOI pursuant to the Exchange Act can be located by reference to the SEC file number 001-36083 through the SEC’s website at www.sec.gov. In addition, information regarding AAOI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AAOI from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AAOI. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAOI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAOI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AAOI could affect the value of the Fund’s investments with respect to AAOI and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AAOI.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AAOI.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAOI (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAOI). AAOI is assigned to the Telecommunications Equipment industry as of the date of this prospectus.
Tradr 2X Short ORCL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ORCL. This may include ORCL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of ORCL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ORCL and/or investing directly in the common stock of ORCL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ORCL is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ORCL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ORCL. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ORCL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ORCL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of ORCL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of ORCL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ORCL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ORCL). ORCL is assigned to the Software industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ORCL provides products and services that address enterprise information technology needs, including cloud infrastructure and artificial intelligence data platforms. ORCL’s products and services have applications in finance, supply chain, banking, engineering, and healthcare, among others. ORCL is headquartered in Austin, Texas. As of May 19, 2026, ORCL had a market capitalization of $509.69 billion.

ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ORCL pursuant to the Securities Exchange Act can be located by reference to the SEC file number 001-35992 through the SEC’s website at www.sec.gov. In addition, information regarding ORCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ORCL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ORCL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ORCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ORCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ORCL could affect the value of the Fund’s investments with respect to ORCL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ORCL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ORCL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ORCL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ORCL). ORCL is assigned to the Software industry as of the date of this prospectus.
Tradr 2X Short OWL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of OWL. This may include OWL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of OWL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on OWL and/or investing directly in the common stock of OWL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of OWL is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on OWL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing OWL. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of OWL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to OWL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of OWL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of OWL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to OWL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to OWL). OWL is assigned to the Financial Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

OWL is a global alternative asset manager with $307.4 billion in assets under management as of December 31, 2025. OWL deploys private capital across credit, real assets and general partner strategic capital platforms on behalf of institutional and private wealth clients. OWL is headquartered in New York, New York. As of May 19, 2026, OWL had a market capitalization of $14.71 billion.

OWL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by OWL pursuant to the Exchange Act can be located by reference to the SEC file number 001-39653 through the SEC’s website at www.sec.gov. In addition, information regarding OWL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding OWL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of OWL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OWL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of OWL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning OWL could affect the value of the Fund’s investments with respect to OWL and therefore the value of the Fund.

An investment in the Fund is not an investment in OWL or any fund managed by OWL. None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of OWL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of OWL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to OWL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to OWL). OWL is assigned to the Financial Services industry as of the date of this prospectus.